Subsequent Events (Details Textual) - USD ($)	1 Months Ended	6 Months Ended
	Mar. 17, 2016	Jun. 30, 2016	Mar. 31, 2016	Mar. 30, 2016
Subsequent Event [Line Items]
Proceeds from Convertible Debt		$ 15,000
Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	5.00%
Debt Instrument, Maturity Date	Aug. 04, 2017
Long-term Debt, Total			$ 15,000
Sponsor Loans [Member]
Subsequent Event [Line Items]
Potential Convertible Debt	$ 1,000,000
Proceeds from Convertible Debt	15,000
Sponsor Loans [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Potential Convertible Debt	1,000,000
Proceeds from Convertible Debt	$ 15,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50
Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	5.00%
Debt Instrument, Maturity Date	Aug. 04, 2017
Debt Instrument, Convertible, Conversion Price	$ 1.00
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50
Long-term Debt, Total				$ 15,000
Subsequent Event [Member] | Sponsor Loans [Member]
Subsequent Event [Line Items]
Potential Convertible Debt	$ 1,000,000
Proceeds from Convertible Debt	$ 15,000